HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about hedges [abstract]
HEDGE ACCOUNTING

NOTE 10 – HEDGE ACCOUNTING

In accordance with its risk management policies, Grupo Aval uses hedge accounting to manage foreign exchange risk relating to investments in foreign operations and in forecasted transactions; and manage interest risk relating to time deposits issued, as follows:

10.1 Hedges of net investment in foreign operations

Banco de Bogotá, Banco de Occidente and Promigas are exposed to foreign exchange risk related to their investments in foreign subsidiaries, that have the US Dollar as functional currency.

The purpose of hedge accounting is to mitigate and offset any adverse changes resulting from the fluctuation in exchange rate of the Colombian Peso and the functional currency of such investments. The impacts of those movements are reflected in the cumulative translation adjustment in other comprehensive income of the consolidated financial statements.

To cover this risk, Grupo Aval hedges its exposure through foreign currency financial liabilities expressed in U.S. dollars and forward contracts for the sale of U.S. dollars.

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2021	3,981.16	548.66
December 31, 2022	4,810.20	829.04
December 31, 2023	3,822.05	(988.15)

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

December 31, 2023

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	(393,836)	Ps.	385,379	Ps.	—	Ps.	(8,457)
Other subsidiaries and branches Banco de Bogotá		(137,731)		118,577		—		(19,154)
Occidental Bank Barbados Ltd.		(30,956)		30,956		—		—
Banco de Occidente (Panamá) S.A.		(42,091)		42,091		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		(25,513)		25,513		—		—
Gases del Pacífico S.A.C.		(32,050)		23,144		—		(8,906)
Gas Natural de Lima y Callao S.A.C. – Calidda		(106,851)		106,851		—		—
Promigas Perú S.A.C.		(4,763)		4,763		—		—
Gases del Norte del Perú S.A.C.		(23,718)		23,718		—		—
Promigas Panamá Corporation		(5)		5		—		—
Total	Ps.	(797,514)	Ps.	760,997	Ps.	—	Ps.	(36,517)

December 31, 2022

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding and BAC Holding	Ps.	(6,991,093)	Ps.	2,756,328	Ps.	4,048,523	Ps.	(186,242)
Other subsidiaries and branches Banco de Bogotá		105,255		(3,470)		2,976		104,761
Occidental Bank Barbados Ltd.		23,104		(23,104)		—		—
Banco de Occidente (Panamá) S.A.		26,838		(26,838)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		21,903		(21,903)		—		—
Gases del Pacífico S.A.C.		26,391		(18,919)		—		7,472
Gas Natural de Lima y Callao S.A.C. – Calidda		90,633		(90,633)		—		—
Promigas Perú S.A.C.		3,996		(3,996)		—		—
Gases del Norte del Perú S.A.C.		17,639		(17,639)		—		—
Promigas Panamá Corporation		5		(5)		—		—
Total	Ps.	(6,675,329)	Ps.	2,549,821	Ps.	4,051,499	Ps.	(74,009)

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2023

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	405,867	(390,000)	—	Ps.	6,974	Ps.	46,021	Ps.	(435)	Ps.	52,560
Other subsidiaries and branches Banco de Bogotá (1)	152,882	(120,000)	—		202,519		115,107		(230,412)		87,214
Occidental Bank Barbados Ltd.	37,341	(37,341)	—		43,626		(43,626)		—		—
Banco de Occidente (Panamá) S.A.	58,877	(58,877)	—		57,337		(57,337)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		26,410		(26,410)		—		—
Gases del Pacífico S.A.C.	31,888	(31,888)	—		6,068		(21,331)		—		(15,263)
Gas Natural de Lima y Callao S.A.C. – Calidda	114,887	(114,887)	—		67,050		(67,050)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		741		(741)		—		—
Gases del Norte del Perú S.A.C.	24,006	(24,006)	—		(3,578)		3,578		—		—
Promigas Panamá Corporation	1	(1)	—		2		(2)		—		—
Total	856,934	(808,185)	—	Ps.	407,149	Ps.	(51,791)	Ps.	(230,847)	Ps.	124,511

(1)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

December 31, 2022

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	394,372	(390,000)	—	Ps.	400,810	Ps.	(339,358)	Ps.	(435)	Ps.	61,017
Other subsidiaries and branches Banco de Bogotá (1)	131,923	(120,000)	(281)		340,250		(3,470)		(230,412)		106,368
Occidental Bank Barbados Ltd.	28,755	(28,755)	—		74,582		(74,582)		—		—
Banco de Occidente (Panamá) S.A.	35,151	(35,151)	—		99,428		(99,428)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	562,151	(562,151)	—		51,923		(51,923)		—		—
Gases del Pacífico S.A.C.	216,876	(216,876)	—		38,118		(44,475)		—		(6,357)
Gas Natural de Lima y Callao S.A.C. – Calidda	97,109	(97,109)	—		173,901		(173,901)		—		—
Promigas Perú S.A.C.	25,978	(25,978)	—		5,504		(5,504)		—		—
Gases del Norte del Perú S.A.C.	129,382	(129,382)	—		20,140		(20,140)		—		—
Promigas Panamá Corporation	16	(16)	—		7		(7)		—		—
Total	1,621,713	(1,605,418)	(281)	Ps.	1,204,663	Ps.	(812,788)	Ps.	(230,847)	Ps.	161,028

(1)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

Hedging with Debt in Foreign Currency in U.S. dollars

Debt financial instruments that are not derivatives can be designated as hedging instruments for changes in foreign currency exchange rates. According to this rule, Banco de Bogotá, Banco de Occidente and Promigas designed debt denominated in U.S. dollar as hedging instruments of their foreign subsidiaries as follows:

(1)	Bonds issued by Banco de Bogotá in the international market were designated as hedging instruments of its investment in MFH and other subsidiaries and branches amounting U.S. 510 million in 2023 and U.S. 510 dollar million in 2022.

(2)	Other financial liabilities in the amount of U.S. 298 million as of December 31, 2023 (U.S. dollar 1,095 million as of December 31, 2022) were used to hedge part of the net foreign investment that Banco de Occidente and Promigas have in foreign subsidiaries as part of a hedging strategy, by which new obligations are continuously designated as hedging instruments to replace the previous ones as they expire over time.

10.2 Hedging Cash Flow

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2023, 2022 and 2021 is as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
Balance at the beginning of the year	Ps.	5,542	Ps.	7,938	Ps.	(42)
Changes in the fair value FwD - Future transactions		(26,203)		6,995		(8,879)
Changes in the fair value FwD - financial obligations		(32,672)		—		—
Changes in the fair value bonds		270,064		—		—
Changes in the fair value other accounts receivable		(258,982)		—		—
Reclassified to profit or loss		11,870		(9,391)		16,859
Balance at the end of the year	Ps.	(30,381)	Ps.	5,542	Ps.	7,938

During the years ended December 31, 2023, 2022 and 2021, an exchange difference recognized under “Other Comprehensive Income” as a result of cash flow hedge accounting of income (loss) from these highly probable transactions, was reclassified to profit or loss in the amounts of Ps. 11,870, Ps. (9,391) and Ps. 16,859 respectively.

Hedging of Future Transactions

In the ordinary course of its operations Promigas S.A. and its subsidiaries receive income in U.S. Dollars derived from the transportation of gas. Promigas and its subsidiaries hedge the exchange risk arising in future transactions of highly probable gas transportation income, entering into forward contracts for the sale of U.S. dollars with financial entities different from the ones consolidated into Grupo Aval.

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2023	December 31, 2022
Income in Thousands of U.S. dollar forecasted	643,670	127,695
Notional amount contracts FWDThousands of U.S. dollar	420,670	126,921
% hedged	86%	88%
Fair value in Colombian pesos	(59,715)	61,142
# of contracts	46	161

Hedging of exchange rate risk

During the year ended December 31, 2023, Banco de Bogotá hedge the exchange risk arising in other accounts receivable:

	December 31, 2023	December 31, 2022
Income in Thousands of U.S. dollar forecasted	309,788	—
Notional amount bond Thousands of U.S. dollar	309,788	—
% hedged	100%	—%
Fair value in Colombian pesos	1,184,025	—
# of contracts	1	—

During the year ended December 31, 2023, Corficolombiana hedge the exchange risk arising in other accounts receivable:

	December 31, 2023	December 31, 2022
Income in Thousands of U.S. dollar forecasted	7,610	—
Notional amount contracts FWD Thousands of U.S. dollar	7,610	—
% hedged	100%	—%
# of contracts	17	—

During the year ended December 31, 2023, Banco de Bogotá hedge the exchange risk arising in financial obligations:

	December 31, 2023	December 31, 2022
Income in Thousands of U.S. dollar forecasted	1,097,038	—
Notional amount contracts FWD Thousands of U.S. dollar	1,098,950	—
% hedged	100%	—%
Fair value in Colombian pesos	4,152,626	—
# of contracts	74	—

10.3 Fair value hedges of interest rate risk

As of December 31, 2023 and 2022, Banco de Bogotá uses interest rate swaps to reduce the risk of interest rates on financial liabilities.

December 31, 2023

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	6,539,684	Ps.	47,975	Ps.	10,871
Items designated hedged
Time Deposits issued		6,539,684		—		40,289

December 31, 2022

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	235,000	Ps.	1,228	Ps.	—
Items designated hedged
Time Deposits issued		235,000		—		1,242

As of December 31, 2023, Banco de Occidente uses interest rate swaps to reduce the risk of interest rates on financial liabilities.

December 31, 2023

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	435,000	Ps.	850	Ps.	—
Items designated hedged
Time Deposits issued		435,000		—		734

As of December 31, 2022, the Multi Financial Holding uses interest rate swaps to reduce the risk of interest rates on financial assets and financial liabilities. Said contracts are recorded at fair value in the consolidated statement of financial position, under the line of derivatives for hedging assets or liabilities, as appropriate. As of December 31, 2023, this hedge is no longer applied.

December 31, 2022

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	98,609	Ps.	107	Ps.	786
Items designated hedged
Securities issued or secured by Government and Corporate issuers		98,609		969		—

Changes in fair value and interest expense during the years ended on December 31, 2023 and 2022 is as follows:

December 31, 2023

	Change
	in fair		Interest
	value		expense (1)

Banco de Bogotá	Ps.	79,864	Ps.	(61,905)
Banco de Occidente		116		(1,428)
Total	Ps.	79,980	Ps.	(63,333)

(1)   See note 21.3 “Interest expense”.

December 31, 2022

	Change
	in fair		Interest
	value		expense (1)

Banco de Bogotá	Ps.	(14)	Ps.	(1,242)
Multi Financial Holding		168		—
Total	Ps.	154	Ps.	(1,242)

(1)   See note 21.3 “Interest expense”.

10.4 Testing of Hedge Effectiveness

Grupo Aval’s subsidiaries consider hedging as highly effective if at the beginning and in subsequent periods, the hedging instrument highly offsets changes in fair value or in cash flows attributable to the risk hedged during the period for which the hedging has been designated. The hedging is considered as such if the effectiveness of the hedging is in a range between 80% and 125%. Such effectiveness is assessed by Grupo Aval’s entities at least quarterly and at the end of each accounting period. During year 2023, 2022 and 2021 each hedging relationship has been effective.

Grupo Aval’s subsidiaries have documented the hedging effectiveness of its foreign currency denominated investments based on the portion of the net investment hedged at the beginning of the hedging relationship. Since the net balance of these investments fluctuates during the year, Grupo Aval’s subsidiaries evaluate the hedging relationship on a daily basis as well as the result of the testing of hedge effectiveness.

Hedge Effectiveness with Forward Contracts

Grupo Aval’s subsidiaries applies the method of the forward rate used in forward contracts to evaluate the hedge effectiveness; for such purpose, Grupo Aval measures the hedge ineffectiveness comparing the value of current forward contracts, which serve as hedge, with the change in the value of a hypothetical derivative with the same maturity.

Hedge Effectiveness with Debt Instruments in Foreign Currency

For debt instruments in foreign currency designated as a hedging instrument, the gain or loss arising from the conversion of the debt to Colombian Pesos is based on the current exchange rate between the U.S. dollar and the Colombian Peso, which is the functional currency of Grupo Aval. If the notional amount of the hedging instrument exactly matches with the portion of the hedged investment in foreign operations, no ineffectiveness is registered in the statement of income.

10.5 Derivative Financial Instruments for hedging purposes comprise the following:

According to information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2023				December 31, 2022
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	687	Ps.	204,202	Ps.	4,630	Ps.	1,416
Foreign currency to sale		—		—		200		137
Subtotal	Ps.	687	Ps.	204,202	Ps.	4,830	Ps.	1,553
Swap
Cross currency		—		—		—		—
Interest rate		47,975		13,364		16,024		2,015
Subtotal	Ps.	47,975	Ps.	13,364	Ps.	16,024	Ps.	2,015
Total hedge derivatives	Ps.	48,662	Ps.	217,566	Ps.	20,854	Ps.	3,568